Income taxes (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes
U.S. statutory federal income tax rate	21.00%	21.00%
Accrual to return	1.60%	1.60%
Change in valuation allowance	(37.40%)	(1.50%)
Convertible Debt	(5.90%)	(1.50%)
Derivative Expense	33.70%
Incentive Stock Options	(2.60%)	(3.00%)
Deferred Consideration	(2.70%)
Goodwill impairment		(7.30%)
Vesting & Exercises	1.00%
162m Limitation	(3.10%)
State income taxes	(1.30%)
Other	(0.40%)	(0.30%)
Income tax expense (benefit) for the period	3.90%	9.00%